Summary of Significant Accounting Policies - Additional Information (Details 1) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-01-01 ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Revenue, Remaining Performance Obligation, Amount	¥ 165,939
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year